UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1:	Reports to Shareholders

Semiannual Report   |   April 30, 2021
Vanguard Explorer™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2021
Explorer Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,388.60	$2.37
Admiral™ Shares	1,000.00	1,389.40	1.72
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.81	$2.01
Admiral Shares	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.40% for Investor Shares and 0.29% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Explorer Fund
Fund Allocation
As of April 30, 2021
Communication Services	3.0%
Consumer Discretionary	14.0
Consumer Staples	2.8
Energy	0.6
Financials	8.2
Health Care	22.7
Industrials	19.2
Information Technology	22.4
Materials	2.0
Real Estate	3.0
Utilities	0.5
Other	1.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Explorer Fund
Financial Statements (unaudited)
Schedule of Investments—Investments Summary
As of April 30, 2021
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
Communication Services
	Live Nation Entertainment Inc.*	1,326,942	108,650	0.5%
†	Communication Services—Other*,1		582,153	2.4%
			690,803	2.9%
Consumer Discretionary
	Burlington Stores Inc.*	766,767	250,219	1.0%
	Skechers USA Inc. Class A*	3,958,218	191,934	0.8%
	Etsy Inc.*	754,500	149,987	0.6%
	Under Armour Inc. Class C*	6,043,464	120,325	0.5%
	Ollie's Bargain Outlet Holdings Inc.*	1,291,536	119,170	0.5%
	Skyline Champion Corp.*	2,574,426	114,382	0.5%
	Levi Strauss & Co. Class A	3,855,312	111,264	0.5%
	Carter's Inc.	956,890	104,100	0.4%
	Houghton Mifflin Harcourt Co.*,2	7,198,968	65,367	0.3%
†	Consumer Discretionary—Other*,1		2,023,253	8.4%
			3,250,001	13.5%
Consumer Staples
	Performance Food Group Co.*	1,821,219	106,906	0.5%
†	Consumer Staples—Other*,1		541,230	2.2%
			648,136	2.7%
†Energy*			135,289	0.6%
Financials
	SVB Financial Group*	305,694	174,805	0.7%
	LPL Financial Holdings Inc.	1,042,273	163,324	0.7%

Explorer Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Synovus Financial Corp.	2,176,207	101,977	0.4%
†	Financials—Other*		1,462,906	6.1%
			1,903,012	7.9%
Health Care
	ICON plc*	968,708	210,161	0.9%
	Acadia Healthcare Co. Inc.*	2,360,454	143,799	0.6%
	Omnicell Inc.*	943,428	136,816	0.6%
	Insulet Corp.*	447,927	132,237	0.6%
	Charles River Laboratories International Inc.*	374,444	124,484	0.5%
	Molina Healthcare Inc.*	460,003	117,347	0.5%
	STERIS plc	525,684	110,930	0.5%
	LHC Group Inc.*	514,723	107,201	0.5%
	Penumbra Inc.*	350,077	107,120	0.5%
†	Health Care—Other*,1		4,075,515	16.7%
			5,265,610	21.9%
Industrials
	Trex Co. Inc.*	1,741,427	188,057	0.8%
	Middleby Corp.*	927,493	168,173	0.7%
	TriNet Group Inc.*	1,968,421	154,934	0.6%
	Clean Harbors Inc.*	1,643,611	146,216	0.6%
	Rexnord Corp.	2,407,252	120,194	0.5%
	SPX FLOW Inc.	1,781,417	118,625	0.5%
	Generac Holdings Inc.*	357,185	115,710	0.5%
	Kirby Corp.*	1,766,464	112,524	0.5%
	Builders FirstSource Inc.*	2,263,288	110,154	0.5%
	Kennametal Inc.	2,728,386	109,572	0.5%
	Fortune Brands Home & Security Inc.	1,027,670	107,885	0.5%
	Woodward Inc.	862,478	107,818	0.5%
	AerCap Holdings NV*	1,767,122	102,935	0.4%
	Enerpac Tool Group Corp. Class A2	3,138,204	83,476	0.4%
†	Industrials—Other*,1,3		2,726,508	11.1%
			4,472,781	18.6%
Information Technology
	Five9 Inc.*	1,081,859	203,357	0.8%
	Wix.com Ltd.*	573,864	182,420	0.8%
	HubSpot Inc.*	279,585	147,188	0.6%
	Fortinet Inc.*	681,271	139,136	0.6%
	New Relic Inc.*	2,129,335	136,916	0.6%
	Proofpoint Inc.*	713,807	122,853	0.5%
	SVMK Inc.*	6,521,369	117,319	0.5%
	Power Integrations Inc.	1,390,253	115,127	0.5%
	Monolithic Power Systems Inc.	309,345	111,791	0.5%
	Varonis Systems Inc.*	2,037,044	107,861	0.4%
	Cloudera Inc.*	8,321,005	105,594	0.4%
	J2 Global Inc.*	854,621	103,409	0.4%
†	Information Technology—Other*,1		3,602,384	15.0%
			5,195,355	21.6%
Materials
	Louisiana-Pacific Corp.	1,732,669	114,148	0.5%
†	Materials—Other*		348,576	1.4%
			462,724	1.9%

Explorer Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
Other[4]
	Vanguard Small-Cap ETF[1,5]	1,399,927	311,470	1.3%
†	Other—Other*,1,2		57,402	0.2%
			368,872	1.5%
†Real Estate*,1			697,073	2.9%
†Utilities*			130,826	0.6%
Total Common Stocks (Cost $14,660,115)			23,220,482	96.6%
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund, 0.068%[6,7]	7,694,201	769,420	3.2%
		Face Amount ($000)
Repurchase Agreement
	Deutsche Bank Securities Inc. 0.005%, 5/3/21 (Dated 4/30/21, Repurchase Value $140,700,000, collateralized by U.S. Treasury Note 0.750%, 4/30/26, with a value of $143,514,000)	140,700	140,700	0.6%
†U.S. Government and Agency Obligations[8]			800	0.0%
Total Temporary Cash Investments (Cost $910,801)			910,920	3.8%
Total Investments (Cost $15,570,916)			24,131,402	100.4%
Other Assets and Liabilities—Net			(101,967)	(0.4%)
Net Assets			24,029,435	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,020,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $31,345,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $100,453,000 was received for securities on loan.
8	Securities with a value of $588,000 have been segregated as initial margin for open futures contracts.

Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	4,182	472,880	(14,873)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,359,149)	22,844,267
Affiliated Issuers (Cost $1,211,767)	1,287,135
Total Investments in Securities	24,131,402
Investment in Vanguard	839
Cash Collateral Pledged—Futures Contracts	26,561
Receivables for Investment Securities Sold	44,442
Receivables for Accrued Income	3,239
Receivables for Capital Shares Issued	15,315
Total Assets	24,221,798
Liabilities
Due to Custodian	2,591
Payables for Investment Securities Purchased	64,955
Collateral for Securities on Loan	100,453
Payables to Investment Advisor	8,832
Payables for Capital Shares Redeemed	8,017
Payables to Vanguard	1,525
Variation Margin Payable—Futures Contracts	5,990
Total Liabilities	192,363
Net Assets	24,029,435
At April 30, 2021, net assets consisted of:

Paid-in Capital	13,573,621
Total Distributable Earnings (Loss)	10,455,814
Net Assets	24,029,435

Investor Shares—Net Assets
Applicable to 30,337,191 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,362,428
Net Asset Value Per Share—Investor Shares	$143.80

Admiral Shares—Net Assets
Applicable to 146,980,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,667,007
Net Asset Value Per Share—Admiral Shares	$133.81

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	43,974
Dividends—Affiliated Issuers	995
Interest—Unaffiliated Issuers	41
Interest—Affiliated Issuers	354
Securities Lending—Net	2,396
Total Income	47,760
Expenses
Investment Advisory Fees—Note B
Basic Fee	17,903
Performance Adjustment	(1,080)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,800
Management and Administrative—Admiral Shares	11,415
Marketing and Distribution—Investor Shares	129
Marketing and Distribution—Admiral Shares	324
Custodian Fees	71
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	38
Trustees’ Fees and Expenses	5
Total Expenses	33,606
Net Investment Income	14,154
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,679,754
Investment Securities Sold—Affiliated Issuers	85,994
Futures Contracts	175,445
Foreign Currencies	14
Realized Net Gain (Loss)	1,941,207
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	4,461,690
Investment Securities—Affiliated Issuers	181,772
Futures Contracts	(9,329)
Foreign Currencies	21
Change in Unrealized Appreciation (Depreciation)	4,634,154
Net Increase (Decrease) in Net Assets Resulting from Operations	6,589,515
1	Dividends are net of foreign withholding taxes of $121,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,154	58,101
Realized Net Gain (Loss)	1,941,207	1,371,327
Change in Unrealized Appreciation (Depreciation)	4,634,154	675,466
Net Increase (Decrease) in Net Assets Resulting from Operations	6,589,515	2,104,894
Distributions
Investor Shares	(250,706)	(178,026)
Admiral Shares	(1,099,471)	(652,715)
Total Distributions	(1,350,177)	(830,741)
Capital Share Transactions
Investor Shares	27,824	(483,899)
Admiral Shares	2,157,559	(274,035)
Net Increase (Decrease) from Capital Share Transactions	2,185,383	(757,934)
Total Increase (Decrease)	7,424,721	516,219
Net Assets
Beginning of Period	16,604,714	16,088,495
End of Period	24,029,435	16,604,714

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$110.44	$101.66	$102.25	$102.10	$83.91	$90.55
Investment Operations
Net Investment Income	.031[1]	.284[1]	.333[1]	.325[1]	.421[1]	.393
Net Realized and Unrealized Gain (Loss) on Investments	41.877	13.688	8.234	11.192	21.657	1.581
Total from Investment Operations	41.908	13.972	8.567	11.517	22.078	1.974
Distributions
Dividends from Net Investment Income	(.158)	(.295)	(.286)	(.475)	(.318)	(.270)
Distributions from Realized Capital Gains	(8.390)	(4.897)	(8.871)	(10.892)	(3.570)	(8.344)
Total Distributions	(8.548)	(5.192)	(9.157)	(11.367)	(3.888)	(8.614)
Net Asset Value, End of Period	$143.80	$110.44	$101.66	$102.25	$102.10	$83.91
Total Return[2]	38.86%	14.08%	10.15%	12.12%	27.10%	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,362	$3,325	$3,520	$3,420	$3,520	$3,324
Ratio of Total Expenses to Average Net Assets[3]	0.40%	0.41%	0.45%	0.44%	0.43%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.09%	0.28%	0.33%	0.31%	0.45%	0.46%
Portfolio Turnover Rate	22%	43%	41%	50%	76%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.03%, 0.02%, (0.01%), and (0.02%)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$102.82	$94.64	$95.24	$94.99	$78.07	$84.28
Investment Operations
Net Investment Income	.093[1]	.365[1]	.409[1]	.418[1]	.495[1]	.473
Net Realized and Unrealized Gain (Loss) on Investments	38.985	12.752	7.648	10.405	20.145	1.455
Total from Investment Operations	39.078	13.117	8.057	10.823	20.640	1.928
Distributions
Dividends from Net Investment Income	(.275)	(.378)	(.393)	(.438)	(.403)	(.383)
Distributions from Realized Capital Gains	(7.813)	(4.559)	(8.264)	(10.135)	(3.317)	(7.755)
Total Distributions	(8.088)	(4.937)	(8.657)	(10.573)	(3.720)	(8.138)
Net Asset Value, End of Period	$133.81	$102.82	$94.64	$95.24	$94.99	$78.07
Total Return[2]	38.94%	14.21%	10.27%	12.24%	27.25%	2.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,667	$13,279	$12,569	$11,616	$9,514	$7,496
Ratio of Total Expenses to Average Net Assets[3]	0.29%	0.30%	0.34%	0.32%	0.31%	0.33%
Ratio of Net Investment Income to Average Net Assets	0.19%	0.39%	0.44%	0.43%	0.57%	0.58%
Portfolio Turnover Rate	22%	43%	41%	50%	76%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.03%, 0.02%, (0.01%), and (0.02%)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Explorer Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to

Explorer Fund
the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in

Explorer Fund
Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $591,000 for the six months ended April 30, 2021.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a decrease of of $1,080,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $839,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,122,086	98,396	—	23,220,482
Temporary Cash Investments	769,420	141,500	—	910,920
Total	23,891,506	239,896	—	24,131,402
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	14,873	—	—	14,873
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,611,889
Gross Unrealized Appreciation	8,927,056
Gross Unrealized Depreciation	(422,416)
Net Unrealized Appreciation (Depreciation)	8,504,640
F.	During the six months ended April 30, 2021, the fund purchased $5,388,724,000 of investment securities and sold $4,525,776,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	328,133	2,423	459,953	5,209
Issued in Lieu of Cash Distributions	244,060	1,898	173,422	1,675
Redeemed	(544,369)	(4,095)	(1,117,274)	(11,398)
Net Increase (Decrease)—Investor Shares	27,824	226	(483,899)	(4,514)

Explorer Fund
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,279,331	18,439	1,845,208	19,941
Issued in Lieu of Cash Distributions	1,024,109	8,560	603,114	6,261
Redeemed	(1,145,881)	(9,172)	(2,722,357)	(29,848)
Net Increase (Decrease)—Admiral Shares	2,157,559	17,827	(274,035)	(3,646)
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
BioTelemetry Inc.	87,075	1,786	149,536	50,245	10,430	—	—	NA1
Cardtronics plc Class A	56,987	—	126,000	21,643	47,370	—	—	NA1
Enerpac Tool Group Corp. Class A	NA2	4,612	653	225	26,606	—	—	83,476
Houghton Mifflin Harcourt Co.	18,789	—	—	—	46,578	—	—	65,367
Jaws Acquisition Corp. Class A	NA2	51,726	—	—	5,676	—	—	57,402
Vanguard Market Liquidity Fund	456,995	NA3	NA3	—	(15)	354	—	769,420
Vanguard Small-Cap ETF	196,329	173,344	117,211	13,881	45,127	995	—	311,470
Total	816,175			85,994	181,772	1,349	—	1,287,135
1	Not applicable—at April 30, 2021, the issuer was not an affiliated company of the fund.
2	Not applicable—at October 31, 2020, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management); Stephens Investment Management Group, LLC (SIMG); ArrowMark Colorado Holdings, LLC (ArrowMark Partners); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. As of April 30, 2021, the advisors to the fund are Wellington Management; ClearBridge Investments, LLC; SIMG; ArrowMark Partners; and Vanguard.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised a portion of the fund since its inception in 1967.
SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products, to institutional, high- net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also well below the peer-group average.
The board did not consider the profitability of Wellington Management, SIMG, or ArrowMark Partners in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, SIMG, and ArrowMark

Partners. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Explorer Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Explorer Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q242 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Explorer™ Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
Common Stocks (96.6%)
Communication Services (2.9%)
*	Live Nation Entertainment Inc.	1,326,942	108,650
*	Cinemark Holdings Inc.	3,792,861	80,409
*	Cardlytics Inc.	567,150	78,000
*	Match Group Inc.	430,285	66,965
	New York Times Co. Class A	1,253,184	56,907
*	IAC/Inter Active Corp.	219,359	55,601
*	Take-Two Interactive Software Inc.	257,828	45,218
	Electronic Arts Inc.	222,113	31,558
*	Cargurus Inc.	1,200,310	29,624
*	Bandwidth Inc. Class A	199,694	26,400
*	Roku Inc.	74,236	25,461
	Warner Music Group Corp. Class A	640,707	24,321
*	Iridium Communications Inc.	432,787	16,442
*	TechTarget Inc.	208,898	16,022
*	Zillow Group Inc. Class A	62,932	8,392
*	Zynga Inc. Class A	750,142	8,117
*	Meredith Corp.	110,628	3,440
	Nexstar Media Group Inc. Class A	22,714	3,348
*	EverQuote Inc. Class A	73,361	2,485
*	Yelp Inc. Class A	59,273	2,329
*,1	Gogo Inc.	106,949	1,114
			690,803
Consumer Discretionary (13.5%)
*	Burlington Stores Inc.	766,767	250,219
*	Skechers USA Inc. Class A	3,958,218	191,934
*	Etsy Inc.	754,500	149,987
*	Under Armour Inc. Class C	6,043,464	120,325
*	Ollie's Bargain Outlet Holdings Inc.	1,291,536	119,170
*	Skyline Champion Corp.	2,574,426	114,382
	Levi Strauss & Co. Class A	3,855,312	111,264
	Carter's Inc.	956,890	104,100
*	Vroom Inc.	2,126,057	98,373
*	Sally Beauty Holdings Inc.	4,702,280	94,375
*	2U Inc.	2,178,525	85,507
	Hanesbrands Inc.	3,929,942	82,765
*	Chegg Inc.	866,722	78,291
	Acushnet Holdings Corp.	1,825,861	77,252
*	frontdoor Inc.	1,396,063	74,731
*	Deckers Outdoor Corp.	204,416	69,133
	La-Z-Boy Inc.	1,525,612	67,829
*,2	Houghton Mifflin Harcourt Co.	7,198,968	65,367
	Wingstop Inc.	363,997	57,661
*	Floor & Decor Holdings Inc. Class A	504,055	55,910
*	Carvana Co. Class A	194,026	55,348
*,1	Chewy Inc. Class A	652,029	51,980
*	Farfetch Ltd. Class A	1,051,619	51,519
	Domino's Pizza Inc.	114,947	48,547
	Shutterstock Inc.	541,352	47,195
	Papa John's International Inc.	470,788	45,535
*	Ulta Beauty Inc.	135,554	44,645
	Core-Mark Holding Co. Inc.	1,046,789	44,551
*	Dollar Tree Inc.	372,318	42,779
	Polaris Inc.	279,459	39,133
*	Leslie's Inc.	1,280,900	36,403
	Pool Corp.	83,315	35,202
	Garmin Ltd.	223,945	30,734
*	Revolve Group Inc.	613,450	29,746
*	National Vision Holdings Inc.	560,710	28,265
1

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
	Ralph Lauren Corp. Class A	209,895	27,977
*	Purple Innovation Inc. Class A	813,825	27,735
	Monro Inc.	390,730	27,582
*	Bright Horizons Family Solutions Inc.	172,195	24,939
	Rent-A-Center Inc.	430,528	24,777
	Callaway Golf Co.	759,949	22,000
*	Fox Factory Holding Corp.	132,905	20,365
*	Five Below Inc.	100,860	20,300
*	Grand Canyon Education Inc.	185,808	20,121
*,1	Coursera Inc.	400,000	17,880
*	Planet Fitness Inc. Class A	174,799	14,681
*	Canada Goose Holdings Inc.	346,393	14,642
	Winnebago Industries Inc.	177,721	14,209
	Service Corp. International	248,412	13,275
*	Lululemon Athletica Inc.	39,388	13,206
	Tempur Sealy International Inc.	332,251	12,672
	Camping World Holdings Inc. Class A	283,102	12,326
*	Crocs Inc.	114,802	11,494
*,1	Petco Health & Wellness Co. Inc.	481,890	11,382
	Wendy's Co.	503,466	11,363
	H&R Block Inc.	507,392	11,295
*	Penn National Gaming Inc.	114,921	10,242
	PulteGroup Inc.	166,248	9,829
*	Gentherm Inc.	119,540	8,511
*	Stamps.com Inc.	40,714	8,361
*	Sleep Number Corp.	73,470	8,221
	Big Lots Inc.	116,858	8,056
*	Academy Sports and Outdoors Inc.	248,034	7,642
*	Overstock.com Inc.	89,052	7,258
*	YETI Holdings Inc.	80,308	6,860
*	Sonos Inc.	142,721	5,713
*	Brinker International Inc.	83,976	5,637
	Williams-Sonoma Inc.	32,587	5,564
	Jack in the Box Inc.	43,836	5,289
*	Lovesac Co.	68,601	5,026
*	Scientific Games Corp. Class A	79,015	4,624
*	Visteon Corp.	37,686	4,590
*	Asbury Automotive Group Inc.	23,079	4,584
*	Perdoceo Education Corp.	354,118	4,129
*	Malibu Boats Inc. Class A	48,595	4,051
	Lithia Motors Inc. Class A	10,333	3,972
*	Lumber Liquidators Holdings Inc.	164,280	3,938
*	Master Craft Boat Holdings Inc.	131,652	3,734
	Gentex Corp.	103,851	3,653
	Red Rock Resorts Inc. Class A	94,575	3,464
	Churchill Downs Inc.	14,745	3,119
*	El Pollo Loco Holdings Inc.	169,399	2,870
*	Bloomin' Brands Inc.	83,469	2,638
	Kontoor Brands Inc.	38,587	2,424
*	Ruth's Hospitality Group Inc.	85,851	2,242
*,1	GAN Ltd.	113,065	2,085
	Standard Motor Products Inc.	43,880	1,879
*	Vivint Smart Home Inc.	152,159	1,823
*	Waitr Holdings Inc.	722,145	1,776
	Aaron's Co. Inc.	55,989	1,729
	PetMed Express Inc.	55,128	1,622
	Texas Roadhouse Inc. Class A	12,421	1,329
	Cracker Barrel Old Country Store Inc.	7,762	1,300
	Vail Resorts Inc.	3,554	1,156
*	iRobot Corp.	10,083	1,097
*	Everi Holdings Inc.	58,754	1,039
2

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Dorman Products Inc.	10,355	1,027
	Strategic Education Inc.	12,971	974
*	WW International Inc.	19,685	546
			3,250,001
Consumer Staples (2.7%)
*	Performance Food Group Co.	1,821,219	106,906
	Sanderson Farms Inc.	527,686	86,820
*	Nomad Foods Ltd.	2,866,687	83,593
*	BJ's Wholesale Club Holdings Inc.	1,696,376	75,777
	Nu Skin Enterprises Inc. Class A	1,412,345	74,657
	Casey's General Stores Inc.	244,515	54,329
	Calavo Growers Inc.	421,325	32,918
*	Monster Beverage Corp.	219,365	21,289
	Coca-Cola Consolidated Inc.	71,877	21,078
	MGP Ingredients Inc.	287,672	17,289
*	Boston Beer Co. Inc. Class A	13,005	15,820
*	Herbalife Nutrition Ltd.	314,391	14,390
	National Beverage Corp.	131,642	6,396
	John B Sanfilippo & Son Inc.	67,616	5,943
	Medifast Inc.	26,046	5,915
*	Pilgrim's Pride Corp.	230,529	5,523
*	Sprouts Farmers Market Inc.	200,334	5,131
	Vector Group Ltd.	359,254	4,688
*	USANA Health Sciences Inc.	49,637	4,467
	Turning Point Brands Inc.	59,064	2,884
[1]	Albertsons Cos. Inc. Class A	125,115	2,323
			648,136
Energy (0.6%)
	Delek US Holdings Inc.	1,788,075	42,431
	Viper Energy Partners LP	1,652,764	29,766
*	ChampionX Corp.	1,276,922	26,828
	Pioneer Natural Resources Co.	94,345	14,513
	Cabot Oil & Gas Corp.	774,468	12,911
*	Magnolia Oil & Gas Corp. Class A	785,089	8,840
			135,289
Financials (7.9%)
*	SVB Financial Group	305,694	174,805
	LPL Financial Holdings Inc.	1,042,273	163,324
	Synovus Financial Corp.	2,176,207	101,977
	Assured Guaranty Ltd.	1,979,361	100,651
	Assurant Inc.	645,146	100,385
	Tradeweb Markets Inc. Class A	1,225,095	99,576
	MGIC Investment Corp.	6,337,340	96,581
	Voya Financial Inc.	1,419,245	96,253
	Western Alliance Bancorp	889,042	93,412
	Webster Financial Corp.	1,686,269	89,220
	Sterling Bancorp	3,449,086	86,676
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,561,878	81,842
	Prosperity Bancshares Inc.	1,100,660	80,744
*	Green Dot Corp. Class A	1,515,413	69,345
	PROG Holdings Inc.	1,032,499	52,596
	American Financial Group Inc.	373,250	45,857
	MarketAxess Holdings Inc.	86,095	42,054
	WisdomTree Investments Inc.	5,549,767	37,655
*	PRA Group Inc.	893,024	33,649
	Piper Sandler Cos.	250,507	29,056
	Houlihan Lokey Inc. Class A	382,540	25,351
	Primerica Inc.	158,454	25,316
*	Palomar Holdings Inc.	350,207	24,641
	SLM Corp.	1,140,435	22,421
3

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Silvergate Capital Corp. Class A	196,527	21,072
	Bank OZK	484,329	19,853
	Walker & Dunlop Inc.	112,381	12,457
*	Enova International Inc.	304,985	10,443
	Virtu Financial Inc. Class A	345,378	10,234
	Kinsale Capital Group Inc.	56,567	9,843
	Brightsphere Investment Group Inc.	391,654	8,816
	Cowen Inc. Class A	184,969	7,304
	Virtus Investment Partners Inc.	19,556	5,348
	Erie Indemnity Co. Class A	23,790	5,092
	Morningstar Inc.	14,918	3,953
*	Selectquote Inc.	101,434	3,158
	Universal Insurance Holdings Inc.	206,778	2,885
	Bank of NT Butterfield & Son Ltd.	58,402	2,291
	Federated Hermes Inc.	65,284	1,880
	PJT Partners Inc. Class A	19,739	1,451
	Ares Management Corp. Class A	25,371	1,332
*	NMI Holdings Inc. Class A	43,188	1,116
	Moelis & Co. Class A	20,215	1,097
			1,903,012
Health Care (21.9%)
*	ICON plc	968,708	210,161
*	Acadia Healthcare Co. Inc.	2,360,454	143,799
*	Omnicell Inc.	943,428	136,816
*	Insulet Corp.	447,927	132,237
*	Charles River Laboratories International Inc.	374,444	124,484
*	Molina Healthcare Inc.	460,003	117,347
	STERIS plc	525,684	110,930
*	LHC Group Inc.	514,723	107,201
*	Penumbra Inc.	350,077	107,120
*	Hologic Inc.	1,531,965	100,420
	Bio-Techne Corp.	223,229	95,428
	Hill-Rom Holdings Inc.	816,269	89,969
*	Amedisys Inc.	331,968	89,582
*	Globus Medical Inc. Class A	1,242,756	89,193
*	ABIOMED Inc.	263,032	84,362
*	Catalent Inc.	746,969	84,012
*	Repligen Corp.	395,886	83,813
*	Horizon Therapeutics plc	882,961	83,546
*	Merit Medical Systems Inc.	1,281,995	81,535
*	Ultragenyx Pharmaceutical Inc.	706,424	78,865
*	HealthEquity Inc.	950,008	72,172
*	Kodiak Sciences Inc.	588,976	71,172
*	Mettler-Toledo International Inc.	53,972	70,883
*	Integra LifeSciences Holdings Corp.	947,789	70,212
*	Avantor Inc.	2,187,764	70,096
*	Haemonetics Corp.	999,750	67,243
*	IDEXX Laboratories Inc.	122,289	67,135
*	Avanos Medical Inc.	1,553,044	67,107
*	Syneos Health Inc.	783,206	66,455
*	Neurocrine Biosciences Inc.	626,511	59,199
*	Veracyte Inc.	1,145,330	56,980
*	Maravai LifeSciences Holdings Inc. Class A	1,231,667	47,924
*	DexCom Inc.	123,648	47,740
*	Allakos Inc.	427,329	46,630
*	AMN Healthcare Services Inc.	586,002	46,470
*	Apellis Pharmaceuticals Inc.	911,053	46,163
*	Glaukos Corp.	476,572	44,874
*	ImmunoGen Inc.	5,544,468	44,688
*	Dicerna Pharmaceuticals Inc.	1,405,279	43,831
*	Neogen Corp.	444,824	42,708
4

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	854,930	42,704
*	Tandem Diabetes Care Inc.	453,409	41,668
*	PRA Health Sciences Inc.	241,801	40,354
*	Sage Therapeutics Inc.	502,805	39,601
*	Inovalon Holdings Inc. Class A	1,279,414	38,651
*	Arena Pharmaceuticals Inc.	551,811	37,871
*	Biohaven Pharmaceutical Holding Co. Ltd.	502,427	37,732
*	TG Therapeutics Inc.	838,487	37,489
	ResMed Inc.	197,379	37,101
*	Theravance Biopharma Inc.	1,849,516	36,509
*	Quidel Corp.	347,597	36,425
*	Y-mAbs Therapeutics Inc.	1,209,598	36,373
*	Exelixis Inc.	1,467,673	36,134
*	Ascendis Pharma A/S ADR	239,806	34,765
*	ALX Oncology Holdings Inc.	548,551	34,372
*	Turning Point Therapeutics Inc.	448,636	34,200
*	Nevro Corp.	192,122	33,201
*	Mirati Therapeutics Inc.	195,080	32,426
*	Henry Schein Inc.	435,448	31,570
*	Novocure Ltd.	153,697	31,370
	Chemed Corp.	64,880	30,922
*	Pacira BioSciences Inc.	483,148	30,525
*	Axogen Inc.	1,628,287	30,482
*	Agios Pharmaceuticals Inc.	545,088	30,416
*	Revance Therapeutics Inc.	1,015,980	29,585
*	Heron Therapeutics Inc.	1,663,789	29,083
*	Ligand Pharmaceuticals Inc.	192,346	28,061
	Bruker Corp.	400,004	27,408
*	Sotera Health Co.	1,041,816	26,837
*	Align Technology Inc.	44,882	26,729
	Cooper Cos. Inc.	65,021	26,716
*	MEDNAX Inc.	927,578	24,414
	Cerner Corp.	322,870	24,231
*	Deciphera Pharmaceuticals Inc.	518,726	24,053
	PerkinElmer Inc.	173,118	22,441
*	Constellation Pharmaceuticals Inc.	1,025,353	22,168
*	Medpace Holdings Inc.	130,367	22,121
*	NuVasive Inc.	305,012	21,793
*	Tenet Healthcare Corp.	358,401	21,239
*	Natera Inc.	169,449	18,643
*	Supernus Pharmaceuticals Inc.	607,532	18,499
*	iRhythm Technologies Inc.	234,439	18,253
*	Veeva Systems Inc. Class A	61,250	17,300
*	Select Medical Holdings Corp.	447,960	16,897
*	SpringWorks Therapeutics Inc.	225,048	16,172
*	Exact Sciences Corp.	121,614	16,031
*	Illumina Inc.	39,387	15,473
*	Viking Therapeutics Inc.	2,296,822	14,677
*	10X Genomics Inc. Class A	73,455	14,529
*	Sarepta Therapeutics Inc.	203,618	14,424
*	MacroGenics Inc.	431,583	13,966
*	Guardant Health Inc.	86,306	13,721
*	Travere Thrapeutics Inc.	496,379	12,270
*	Talis Biomedical Corp.	1,008,230	12,099
*	Masimo Corp.	51,825	12,058
	Ensign Group Inc.	139,832	12,005
*	Pacific Biosciences of California Inc.	388,427	11,595
*	Enanta Pharmaceuticals Inc.	224,069	11,369
*	CareDx Inc.	143,086	11,314
*	Instil Bio Inc.	513,100	10,534
*	Arvinas Inc.	150,126	10,350
5

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	REVOLUTION Medicines Inc.	284,400	9,439
*	Forte Biosciences Inc.	256,781	9,293
*	Ionis Pharmaceuticals Inc.	209,360	8,965
*	Teladoc Health Inc.	51,298	8,841
*	ModivCare Inc.	61,332	8,591
*	Vanda Pharmaceuticals Inc.	516,657	8,577
*	Emergent BioSolutions Inc.	139,856	8,528
*	AtriCure Inc.	108,745	8,381
*	CytomX Therapeutics Inc.	894,241	8,370
	Encompass Health Corp.	96,610	8,198
*	Agenus Inc.	2,523,900	7,799
*	Puma Biotechnology Inc.	785,378	7,744
*	Ironwood Pharmaceuticals Inc. Class A	659,595	7,282
*	Fortress Biotech Inc.	1,685,226	7,280
*	Blueprint Medicines Corp.	75,557	7,278
*	Alkermes plc	327,679	7,211
*	Corcept Therapeutics Inc.	310,876	7,085
*	Bluebird Bio Inc.	236,009	7,080
*	Tivity Health Inc.	289,116	6,991
*	Inspire Medical Systems Inc.	29,344	6,949
*	Inari Medical Inc.	59,949	6,852
*	Meridian Bioscience Inc.	348,216	6,818
*	Integer Holdings Corp.	70,546	6,623
*	Acceleron Pharma Inc.	51,978	6,496
*	Ortho Clinical Diagnostics Holdings plc Class H	321,780	6,336
*	Akebia Therapeutics Inc.	1,981,661	6,321
*	STAAR Surgical Co.	44,920	6,154
*	Novavax Inc.	25,421	6,023
*	Iovance Biotherapeutics Inc.	186,594	5,867
*	Cytokinetics Inc.	219,027	5,572
*	Denali Therapeutics Inc.	85,960	5,195
*	Atara Biotherapeutics Inc.	366,795	5,157
*	MannKind Corp.	1,122,074	5,128
*	Twist Bioscience Corp.	36,313	4,873
*	Precision BioSciences Inc.	513,916	4,774
*	Intellia Therapeutics Inc.	61,747	4,740
*	Intercept Pharmaceuticals Inc.	232,932	4,607
	West Pharmaceutical Services Inc.	13,983	4,594
*,1	Esperion Therapeutics Inc.	157,426	4,243
	U.S. Physical Therapy Inc.	36,819	4,140
*	Pennant Group Inc.	101,356	4,097
*	Option Care Health Inc.	213,416	4,072
*	Sutro Biopharma Inc.	192,582	3,950
*	Sangamo Therapeutics Inc.	334,141	3,936
*	Molecular Templates Inc.	416,914	3,902
*	Radius Health Inc.	171,459	3,824
*,1	Clovis Oncology Inc.	615,246	3,655
*	Reata Pharmaceuticals Inc. Class A	34,447	3,493
*	Ovid therapeutics Inc.	946,381	3,473
*	Affimed NV	316,497	3,383
*	Fate Therapeutics Inc.	38,443	3,360
*	Certara Inc.	98,231	3,125
*	Editas Medicine Inc. Class A	81,620	3,021
*	Minerva Neurosciences Inc.	1,250,958	2,977
*	REGENXBIO Inc.	85,240	2,957
*	Silk Road Medical Inc.	47,078	2,878
*	Castle Biosciences Inc.	40,799	2,816
*	Accolade Inc.	55,602	2,788
*	Surgery Partners Inc.	56,119	2,705
*	Allscripts Healthcare Solutions Inc.	167,460	2,606
*	Lexicon Pharmaceuticals Inc.	521,386	2,534
6

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	ICU Medical Inc.	12,066	2,513
*	Kiniksa Pharmaceuticals Ltd. Class A	149,772	2,465
*	Pulmonx Corp.	49,539	2,329
*	Evolent Health Inc. Class A	106,855	2,314
*	Mustang Bio Inc.	716,234	2,313
*	Voyager Therapeutics Inc.	461,527	2,225
*	Immunovant Inc.	141,405	2,217
*	Xencor Inc.	49,947	2,126
*	Fulgent Genetics Inc.	27,257	2,099
*,1	Inovio Pharmaceuticals Inc.	297,224	2,024
*	OraSure Technologies Inc.	217,055	1,986
*	Endo International plc	337,491	1,934
*,1	vTv Therapeutics Inc. Class A	750,000	1,920
*	NextCure Inc.	214,536	1,881
*	Quanterix Corp.	30,726	1,879
*	Invitae Corp.	53,091	1,853
*	Protagonist Therapeutics Inc.	62,425	1,807
*	ACADIA Pharmaceuticals Inc.	87,601	1,801
*	Translate Bio Inc.	76,396	1,774
*	ZIOPHARM Oncology Inc.	495,275	1,714
*	Selecta Biosciences Inc.	570,606	1,712
*	Athenex Inc.	417,851	1,676
*	1Life Healthcare Inc.	37,256	1,621
*	Myriad Genetics Inc.	53,493	1,617
*	Personalis Inc.	60,510	1,491
*	NanoString Technologies Inc.	18,383	1,465
*	Karyopharm Therapeutics Inc.	153,747	1,436
*,1	Vaxart Inc.	126,018	1,358
*	Replimune Group Inc.	36,255	1,327
*,1	Co-Diagnostics Inc.	149,282	1,323
*,1	PAVmed Inc.	272,223	1,244
*	Sorrento Therapeutics Inc.	148,786	1,225
*	Amneal Pharmaceuticals Inc.	215,743	1,189
*	Seres Therapeutics Inc.	56,569	1,177
*	Precigen Inc.	150,542	1,164
*	Vir Biotechnology Inc.	23,998	1,146
*	Provention Bio Inc.	158,622	1,140
*	Amphastar Pharmaceuticals Inc.	65,345	1,137
*	Cue Biopharma Inc.	90,638	1,099
*	VBI Vaccines Inc.	344,562	1,085
*	Relay Therapeutics Inc.	34,153	1,083
*	Pliant Therapeutics Inc.	31,676	1,061
*	G1 Therapeutics Inc.	47,376	998
*	Anavex Life Sciences Corp.	81,921	990
*	Solid Biosciences Inc.	193,436	985
*	Omeros Corp.	55,408	978
*	PTC Therapeutics Inc.	23,442	966
*	Innoviva Inc.	82,607	946
*,1	Immunitybio Inc.	46,921	833
*	Kadmon Holdings Inc.	197,694	803
*	Arcturus Therapeutics Holdings Inc.	21,864	802
*	FibroGen Inc.	35,774	798
*	Adaptive Biotechnologies Corp.	18,317	762
*	Spero Therapeutics Inc.	54,307	747
*,1	Retractable Technologies Inc.	76,472	743
*	ChemoCentryx Inc.	15,267	738
*	Vocera Communications Inc.	18,323	663
*	Syros Pharmaceuticals Inc.	89,395	540
			5,265,610
Industrials (18.6%)
*	Trex Co. Inc.	1,741,427	188,057
7

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Middleby Corp.	927,493	168,173
*	TriNet Group Inc.	1,968,421	154,934
*	Clean Harbors Inc.	1,643,611	146,216
	Rexnord Corp.	2,407,252	120,194
	SPX FLOW Inc.	1,781,417	118,625
*	Generac Holdings Inc.	357,185	115,710
*	Kirby Corp.	1,766,464	112,524
*	Builders FirstSource Inc.	2,263,288	110,154
	Kennametal Inc.	2,728,386	109,572
	Fortune Brands Home & Security Inc.	1,027,670	107,885
	Woodward Inc.	862,478	107,818
*	AerCap Holdings NV	1,767,122	102,935
	John Bean Technologies Corp.	699,131	101,640
*	Sensata Technologies Holding plc	1,732,232	100,019
	Ritchie Bros Auctioneers Inc.	1,414,236	89,945
[2]	Enerpac Tool Group Corp. Class A	3,138,204	83,476
*	Gibraltar Industries Inc.	906,682	83,288
*	Chart Industries Inc.	512,209	82,276
	EnerSys	890,982	81,596
	TransUnion	774,622	81,018
	GATX Corp.	812,202	79,360
	Matson Inc.	1,214,556	79,347
*	United Rentals Inc.	245,230	78,461
	BWX Technologies Inc.	1,153,425	77,187
*	Masonite International Corp.	599,790	75,747
	IDEX Corp.	308,180	69,094
	Science Applications International Corp.	759,235	67,891
*	XPO Logistics Inc.	485,045	67,479
*	Copart Inc.	512,469	63,808
	ABM Industries Inc.	1,207,255	62,065
*	SiteOne Landscape Supply Inc.	340,541	61,086
	CH Robinson Worldwide Inc.	605,485	58,780
*	RBC Bearings Inc.	275,364	54,916
	Tennant Co.	690,578	54,494
*	Kornit Digital Ltd.	533,514	52,156
	Rush Enterprises Inc. Class A	985,531	48,646
	Verisk Analytics Inc. Class A	255,996	48,178
*	Teledyne Technologies Inc.	107,510	48,138
	Vertiv Holdings Co. Class A	1,784,079	40,499
*	Cimpress plc	385,536	36,726
*	Mercury Systems Inc.	487,727	36,697
*	Kratos Defense & Security Solutions Inc.	1,369,047	36,608
*	Axon Enterprise Inc.	236,766	35,896
*	Shoals Technologies Group Inc. Class A	1,100,279	35,286
	Booz Allen Hamilton Holding Corp. Class A	416,281	34,531
	HEICO Corp. Class A	267,451	33,774
	Forward Air Corp.	379,351	33,493
*,3	API Group Corp.	1,474,350	31,345
*	Atkore Inc.	391,486	30,646
	UFP Industries Inc.	352,870	29,655
*	AZEK Co. Inc. Class A	594,443	28,700
*	CoStar Group Inc.	31,471	26,890
	EMCOR Group Inc.	202,508	24,260
*	Fluor Corp.	1,044,572	24,004
	Rockwell Automation Inc.	89,762	23,721
	Boise Cascade Co.	353,105	23,559
*	IAA Inc.	367,401	23,076
	Landstar System Inc.	133,068	22,925
	Allison Transmission Holdings Inc.	544,361	22,575
*	Proto Labs Inc.	181,357	20,323
*	Array Technologies Inc.	719,429	20,259
8

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
	JB Hunt Transport Services Inc.	117,701	20,093
*	GMS Inc.	415,465	18,160
*	Ameresco Inc. Class A	339,375	17,916
*	Upwork Inc.	360,212	16,591
	Tetra Tech Inc.	119,493	15,251
	Heartland Express Inc.	752,079	13,981
	Applied Industrial Technologies Inc.	133,861	12,805
*	MRC Global Inc.	1,335,510	12,581
	Simpson Manufacturing Co. Inc.	99,618	11,227
	Allegion plc	82,408	11,074
*	ACV Auctions Inc. Class A	295,293	10,037
	Franklin Electric Co. Inc.	119,810	9,737
	Exponent Inc.	89,232	8,596
	Terex Corp.	177,468	8,339
*	Atlas Air Worldwide Holdings Inc.	119,543	8,118
*	Plug Power Inc.	273,395	7,794
	Nordson Corp.	32,952	6,966
	Werner Enterprises Inc.	147,062	6,799
	Graco Inc.	85,576	6,572
*	AeroVironment Inc.	58,839	6,494
*	TrueBlue Inc.	216,816	6,136
	Primoris Services Corp.	168,052	5,489
*	SPX Corp.	79,846	4,843
*	American Woodmark Corp.	45,560	4,531
	Albany International Corp. Class A	47,271	4,218
*	ASGN Inc.	37,249	3,918
*	Meritor Inc.	128,057	3,461
	Donaldson Co. Inc.	54,435	3,423
	Pitney Bowes Inc.	430,564	3,216
*	Cornerstone Building Brands Inc.	191,970	2,699
	Huntington Ingalls Industries Inc.	11,868	2,520
	Toro Co.	19,075	2,186
*,1	Alpha Pro Tech Ltd.	224,231	2,009
*	Avis Budget Group Inc.	20,874	1,871
	Brady Corp. Class A	27,380	1,494
*	Herc Holdings Inc.	13,842	1,462
*	Vicor Corp.	11,759	1,085
	Argan Inc.	15,021	753
			4,472,781
Information Technology (21.6%)
*	Five9 Inc.	1,081,859	203,357
*	Wix.com Ltd.	573,864	182,420
*	HubSpot Inc.	279,585	147,188
*	Fortinet Inc.	681,271	139,136
*	New Relic Inc.	2,129,335	136,916
*	Proofpoint Inc.	713,807	122,853
*	SVMK Inc.	6,521,369	117,319
	Power Integrations Inc.	1,390,253	115,127
	Monolithic Power Systems Inc.	309,345	111,791
*	Varonis Systems Inc.	2,037,044	107,861
*	Cloudera Inc.	8,321,005	105,594
*	J2 Global Inc.	854,621	103,409
*	ON Semiconductor Corp.	2,460,343	95,953
*	Concentrix Corp.	609,605	94,720
	MKS Instruments Inc.	528,657	94,688
*	GoDaddy Inc. Class A	1,039,828	90,278
*	Tower Semiconductor Ltd.	3,017,577	85,397
*	Arrow Electronics Inc.	746,484	85,151
*	Cadence Design Systems Inc.	642,273	84,632
*	Ciena Corp.	1,675,288	84,552
*	First Solar Inc.	1,100,213	84,199
9

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Manhattan Associates Inc.	613,012	84,130
	MAXIMUS Inc.	837,842	76,780
*	DocuSign Inc. Class A	338,602	75,488
*	Cornerstone OnDemand Inc.	1,442,098	63,834
*	FireEye Inc.	3,177,680	63,156
	Entegris Inc.	554,151	62,386
*	Euronet Worldwide Inc.	425,298	61,001
	Marvell Technology Inc.	1,335,097	60,360
*	Medallia Inc.	2,046,702	60,357
*	Trimble Inc.	733,377	60,137
*	Envestnet Inc.	795,858	58,758
*	IPG Photonics Corp.	254,533	55,262
*	Everbridge Inc.	415,373	55,124
*	8x8 Inc.	1,603,463	52,738
	Belden Inc.	1,145,998	49,599
	Microchip Technology Inc.	321,940	48,384
*	PTC Inc.	356,491	46,679
*	Nuance Communications Inc.	827,360	43,991
*	Semtech Corp.	644,341	43,648
*	Fair Isaac Corp.	82,093	42,804
*	Viavi Solutions Inc.	2,557,035	41,833
*	RingCentral Inc. Class A	130,150	41,511
	Jack Henry & Associates Inc.	253,344	41,252
*	WEX Inc.	196,462	40,316
*	Dynatrace Inc.	769,495	40,045
*	Smartsheet Inc. Class A	670,830	39,780
*	Gartner Inc.	193,919	37,985
*	SolarWinds Corp.	2,246,975	37,884
*	Silicon Laboratories Inc.	259,975	36,643
*	Tyler Technologies Inc.	83,806	35,606
*	Sprout Social Inc. Class A	529,083	35,073
	Cognex Corp.	403,923	34,786
*	Aspen Technology Inc.	254,716	33,327
	Teradyne Inc.	251,088	31,406
*	Palo Alto Networks Inc.	83,807	29,617
*	Q2 Holdings Inc.	273,862	28,487
*	Teradata Corp.	561,484	27,777
*	Zendesk Inc.	185,644	27,132
	Brooks Automation Inc.	265,425	26,896
*	Workiva Inc. Class A	284,743	26,766
*	ANSYS Inc.	70,986	25,957
*	Box Inc. Class A	1,214,961	25,879
	TTEC Holdings Inc.	244,069	24,829
*	Enphase Energy Inc.	177,650	24,738
*	Onto Innovation Inc.	355,385	24,351
*	Rapid7 Inc.	292,186	23,740
*	CyberArk Software Ltd.	166,836	23,440
	Jabil Inc.	443,781	23,263
*	EPAM Systems Inc.	50,432	23,085
	National Instruments Corp.	550,939	22,814
*	Domo Inc. Class B	331,906	21,338
*	ChannelAdvisor Corp.	1,008,265	21,325
*	SolarEdge Technologies Inc.	79,859	21,046
*	Elastic NV	170,241	20,534
*	Repay Holdings Corp.	888,929	20,312
*	PROS Holdings Inc.	467,594	20,097
*	Atlassian Corp. plc Class A	84,502	20,074
*	Black Knight Inc.	275,172	19,928
*	Sumo Logic Inc.	957,366	18,659
*	Alarm.com Holdings Inc.	205,834	18,476
*	Qualys Inc.	178,612	18,104
10

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Guidewire Software Inc.	163,043	17,203
*	Avalara Inc.	114,474	16,222
*	Avaya Holdings Corp.	550,356	15,834
	CDW Corp.	85,552	15,257
*	Comm Scope Holding Co. Inc.	873,088	14,362
*	Coupa Software Inc.	52,212	14,047
*	Ultra Clean Holdings Inc.	272,342	13,909
*	Zebra Technologies Corp. Class A	28,343	13,824
*	Bill.Com Holdings Inc.	87,019	13,456
*	A10 Networks Inc.	1,522,903	13,219
*	Zscaler Inc.	67,545	12,674
*,1	Maxeon Solar Technologies Ltd.	695,811	12,525
*	MongoDB Inc.	42,021	12,500
*	Synaptics Inc.	83,783	11,719
*	Tenable Holdings Inc.	269,221	10,094
*	Digital Turbine Inc.	131,927	9,951
*	Plantronics Inc.	247,995	9,917
*	StoneCo. Ltd. Class A	153,163	9,900
*	Ichor Holdings Ltd.	171,343	9,556
*	Avid Technology Inc.	409,417	9,310
*	Mimecast Ltd.	192,737	8,369
*	SMART Global Holdings Inc.	180,879	8,348
*	Axcelis Technologies Inc.	187,556	7,789
*	Cirrus Logic Inc.	100,866	7,505
*	Nutanix Inc. Class A	274,963	7,435
	Amkor Technology Inc.	364,019	7,360
*	Zuora Inc. Class A	449,115	7,276
*	Brightcove Inc.	490,827	7,127
*	Calix Inc.	165,778	7,011
*	MACOM Technology Solutions Holdings Inc. Class H	123,741	7,005
*	NeoPhotonics Corp.	739,695	6,924
	CSG Systems International Inc.	147,717	6,794
*	Agilysys Inc.	134,355	6,773
*	Digitalocean Holdings Inc.	152,449	6,642
*	McAfee Corp.Class A	261,409	6,347
*	Unisys Corp.	262,126	6,291
*	SPS Commerce Inc.	58,991	6,043
*	Diebold Nixdorf Inc.	398,312	5,979
*	Anaplan Inc.	98,519	5,877
*	Diodes Inc.	74,645	5,733
*	Unity Software Inc.	51,765	5,258
*	Paylocity Holding Corp.	25,850	4,995
*	Cohu Inc.	119,023	4,762
	Progress Software Corp.	106,336	4,643
*	Extreme Networks Inc.	396,690	4,514
*	eGain Corp.	456,710	4,489
*	Cambium Networks Corp.	71,827	4,310
*	ePlus Inc.	40,614	4,076
*	LiveRamp Holdings Inc.	81,219	3,978
	Advanced Energy Industries Inc.	33,178	3,660
*	Appian Corp. Class A	29,666	3,595
	Hackett Group Inc.	215,377	3,582
*	FormFactor Inc.	90,395	3,539
*	LivePerson Inc.	64,427	3,521
	EVERTEC Inc.	74,346	2,966
*	Veritone Inc.	118,490	2,858
*	Ambarella Inc.	26,351	2,569
*	Super Micro Computer Inc.	65,149	2,412
*	Alteryx Inc. Class A	25,800	2,109
*	Telos Corp.	58,599	1,944
*	SunPower Corp.	74,969	1,926
11

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	International Money Express Inc.	118,414	1,869
*	Zix Corp.	220,604	1,739
*	ON24 Inc.	37,202	1,637
*	Sitime Corp.	15,500	1,435
*	Insight Enterprises Inc.	14,117	1,417
*	Mitek Systems Inc.	76,785	1,245
*	Altair Engineering Inc. Class A	17,233	1,120
*	Infinera Corp.	116,084	1,070
*	Corsair Gaming Inc.	22,375	742
			5,195,355
Materials (1.9%)
	Louisiana-Pacific Corp.	1,732,669	114,148
	Smurfit Kappa Group plc	1,917,978	98,396
	Methanex Corp.	1,857,316	67,904
*	Summit Materials Inc. Class A	1,830,961	52,713
	Graphic Packaging Holding Co.	1,460,405	27,091
	Balchem Corp.	149,302	18,990
	Royal Gold Inc.	144,929	16,212
	Avery Dennison Corp.	75,152	16,095
	RPM International Inc.	131,453	12,467
	Element Solutions Inc.	563,847	12,337
	Sensient Technologies Corp.	123,144	10,127
	Trinseo SA	112,018	6,935
*	O-I Glass Inc.	264,299	4,358
*	Ingevity Corp.	45,394	3,544
*	Orion Engineered Carbons SA	70,835	1,407
			462,724
Other (1.5%)[4]
[1,5]	Vanguard Small-Cap ETF	1,399,927	311,470
*,1,2	Jaws Acquisition Corp. Class A	4,429,188	57,402
			368,872
Real Estate (2.9%)
	Essential Properties Realty Trust Inc.	3,592,726	94,094
	VICI Properties Inc.	2,825,326	89,563
	PS Business Parks Inc.	548,252	89,020
	Life Storage Inc.	919,707	88,347
	JBG SMITH Properties	2,034,287	66,338
	Pebblebrook Hotel Trust	2,114,744	50,500
*	Xenia Hotels & Resorts Inc.	2,529,999	49,158
	SBA Communications Corp. Class A	121,661	36,464
	CoreSite Realty Corp.	255,670	31,061
*	Redfin Corp.	403,806	28,581
	Iron Mountain Inc.	488,766	19,609
	Americold Realty Trust	484,600	19,573
	Uniti Group Inc.	1,162,924	13,257
	National Health Investors Inc.	82,435	6,052
	CareTrust REIT Inc.	173,698	4,200
[1]	GEO Group Inc.	617,508	3,403
	RMR Group Inc. Class A	57,499	2,276
	Innovative Industrial Properties Inc.	11,747	2,151
	Alexander's Inc.	5,148	1,427
	Equity LifeStyle Properties Inc.	16,993	1,179
	American Finance Trust Inc.	81,888	820
			697,073
Utilities (0.6%)
	Atlantica Sustainable Infrastructure plc	2,379,746	91,739
	NRG Energy Inc.	610,154	21,856
	American States Water Co.	77,230	6,116
	Brookfield Renewable Corp. Class A	129,990	5,392
	Brookfield Infrastructure Corp. Class A	47,381	3,413
12

Explorer Fund
Schedule of Investments
As of April 30, 2021
		Shares	Market Value ($000)
*	Southwest Gas Holdings Inc.	33,142	2,310
			130,826
Total Common Stocks (Cost $14,660,115)			23,220,482
Temporary Cash Investments (3.8%)
Money Market Fund (3.2%)
[6,7]	Vanguard Market Liquidity Fund, 0.068%	7,694,201	769,420
		Face Amount ($000)
Repurchase Agreement (0.6%)
	Deutsche Bank Securities Inc. 0.005%, 5/3/21 (Dated 4/30/2021, Repurchase Value $140,700,000, collateralized by U.S. Treasury Note 0.750%, 4/30/26, with a value of $143,514,000)	140,700	140,700
U.S. Government and Agency Obligations (0.0%)
[8]	U.S. Treasury Bill, 0.020%, 8/26/21	800	800
Total Temporary Cash Investments (Cost $910,801)			910,920
Total Investments (100.4%) (Cost $15,570,916)			24,131,402
Other Assets and Liabilities—Net (-0.4%)			(101,967)
Net Assets (100%)			24,029,435
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,020,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $31,345,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $100,453,000 was received for securities on loan.
8	Securities with a value of $588,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
13

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA242 062021

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD EXPLORER FUND

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference